DELAWARE GROUP® GLOBAL & INTERNATIONAL FUNDS
Delaware Emerging Markets Fund
(the "Fund")

Supplement to the Fund's
Class A * Class B * Class C * Class R Prospectus
dated March 30, 2009

On August 31, 2009, the Fund's Class R shares will commence operations.

With respect to the Fund only, the following replaces the information under the heading "Delaware Fund Symbols" on the back cover of the Fund's prospectus:

Delaware Emerging Markets Fund	CUSIP	NASDAQ
Class A	245914841	DEMAX
Class B	245914833	DEMBX
Class C	245914825	DEMCX
Class R	245914569	DEMRX

Please keep this supplement for future reference.

This Supplement is dated August 31, 2009.